Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2012
Summary of Significant Accounting Policies [Abstract]
Redemption Charges Paid to MS&Co.
The aggregate amounts of redemption charges paid to MS&Co. for the years ended December 31, 2012, 2011, and 2010 ,were as follows:

	2012	2011	2010
	$	$	$
Charter Campbell	–	–	–
Charter Aspect	–	–	14,645
Charter WNT	–	–	19,270